Measurement of financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Financial instruments
Schedule of contractual maturities of financial liabilities, excluding derivative liabilities, on an undiscounted cash flow basis

	31 Dec 2023 $m
		Contractual maturity profile for financial liabilities
	Total									Total
	carrying	1 year				10-15	15-20	Over	No stated	undiscounted
	value	or less	1-2 years	2-5 years	5-10 years	years	years	20 years	maturity	cash flows
Investment contracts without DPF note	769	155	169	68	149	24	9	5	273	852
Core structural borrowings of shareholder-financed businesses	3,933	126	126	379	3,555	—	—	—	750	4,936
Lease liabilities under IFRS 16	234	76	62	86	25	2	—	—	—	251
Other operational borrowings	707	707	—	—	—	—	—	—	—	707
Obligations under funding, securities lending and sale and repurchase agreements	716	716	—	—	—	—	—	—	—	716
Accruals, deferred income and other liabilities	4,035	3,845	—	—	—	—	—	—	190	4,035
Net asset value attributable to unit holders of consolidated investment funds	2,711	2,711	—	—	—	—	—	—	—	2,711
Total non-derivative financial liabilities	13,105	8,336	357	533	3,729	26	9	5	1,213	14,208

	31 Dec 2022 $m
		Contractual maturity profile for financial liabilities
	Total									Total
	carrying	1 year				10-15	15-20	Over	No stated	undiscounted
	value	or less	1-2 years	2-5 years	5-10 years	years	years	20 years	maturity	cash flows
Investment contracts without DPF note	663	11	163	206	98	22	8	4	243	755
Core structural borrowings of shareholder-financed businesses	4,261	509	124	370	2,598	1,024	—	—	750	5,375
Lease liabilities under IFRS 16	299	101	76	127	28	9	—	—	—	341
Other operational borrowings	516	516	—	—	—	—	—	—	—	516
Obligations under funding, securities lending and sale and repurchase agreements	582	582	—	—	—	—	—	—	—	582
Accruals, deferred income and other liabilities	2,866	2,686	—	—	—	—	—	—	180	2,866
Net asset value attributable to unit holders of consolidated investment funds	4,193	4,193	—	—	—	—	—	—	—	4,193
Total non-derivative financial liabilities	13,380	8,598	363	703	2,724	1,055	8	4	1,173	14,628

Schedule of maturity profile of net derivative positions

	Carrying value of net derivatives $m
			Net
	Derivative	Derivative	derivative
	assets	liabilities	position
31 Dec 2023	1,855	(238)	1,617
31 Dec 2022	569	(1,001)	(432)

Schedule of gross and net information about financial instruments subject to master netting arrangements

	31 Dec 2023 $m
		Related amounts not offset
	Gross amount	in the balance sheet
	included in the				Net amount
	balance	Financial	Cash	Securities	included in the
	sheet	instruments	collateral	collateral	balance sheet
	note (i)	note (ii)			note (iv)
Derivative assets	1,820	(138)	(1,529)	(11)	142
Reverse repurchase agreements	3,616	(12)	—	(3,604)	—
Total financial assets	5,436	(150)	(1,529)	(3,615)	142
Derivative liabilities	(225)	138	57	—	(30)
Securities lending and repurchase agreements	(713)	—	(18)	730	(1)
Total financial liabilities	(938)	138	39	730	(31)

	31 Dec 2022 $m
		Related amounts not offset
	Gross amount	in the balance sheet
	included in the				Net amount
	balance	Financial	Cash	Securities	included in the
	sheet	instruments	collateral	collateral	balance sheet
	note (i)	note (ii)		note (iii)	note (iv)
Derivative assets	457	(179)	(217)	—	61
Reverse repurchase agreements	3,174	—	—	(3,174)	—
Total financial assets	3,631	(179)	(217)	(3,174)	61
Derivative liabilities	(284)	179	27	6	(72)
Securities lending and repurchase agreements	(582)	—	13	566	(3)
Total financial liabilities	(866)	179	40	572	(75)

Notes

(i)	The Group has not offset any of the amounts included in the balance sheet.
(ii)	Represents the amount that could be offset under master netting or similar arrangements where the Group does not satisfy the full criteria to offset in the balance sheet.
(iii)	Excludes initial margin amounts for exchange-traded derivatives.
(iv)

In the tables above, the amounts of assets or liabilities included in the balance sheet would be offset first by financial instruments that have the right of offset under master netting or similar arrangements with any remaining amount reduced by the amount of cash and securities collateral. The actual amount of collateral may be greater than amounts presented in the tables.

At fair value
Financial instruments
Schedule of fair value of assets and liabilities

	31 Dec 2023 $m
	Level 1	Level 2	Level 3
	Quoted prices	Valuation based	Valuation based
	(unadjusted)	on significant	on significant
	in active	observable	unobservable
	markets	market inputs	market inputs	Total
			note (iii)
Loans	—	430	—	430
Equity securities and holdings in collective investment schemes	56,327	5,562	2,864	64,753
Debt securities note (i)	64,004	19,020	40	83,064
Derivative assets	1,460	395	—	1,855
Derivative liabilities	(58)	(180)	—	(238)
Total financial investments, net of derivative liabilities	121,733	25,227	2,904	149,864
Investment contract liabilities without DPF note (ii)	—	(769)	—	(769)
Net asset value attributable to unit holders of consolidated investment funds	(2,711)	—	—	(2,711)
Total financial instruments at fair value	119,022	24,458	2,904	146,384
Percentage of total (%)	81%	17%	2%	100%

	31 Dec 2022 $m
	Level 1	Level 2	Level 3
	Quoted prices	Valuation based	Valuation based
	(unadjusted)	on significant	on significant
	in active	observable	unobservable
	markets	market inputs	market inputs	Total
			note (iii)
Loans	—	447	3	450
Equity securities and holdings in collective investment schemes	49,725	7,130	824	57,679
Debt securities note (i)	57,148	19,763	38	76,949
Derivative assets	82	487	—	569
Derivative liabilities	(778)	(223)	—	(1,001)
Total financial investments, net of derivative liabilities	106,177	27,604	865	134,646
Investment contract liabilities without DPF note (ii)	—	(663)	—	(663)
Net asset value attributable to unit holders of consolidated investment funds	(4,193)	—	—	(4,193)
Total financial instruments at fair value	101,984	26,941	865	129,790
Percentage of total (%)	78%	21%	1%	100%

Notes

(i)	Of the total level 2 debt securities of $19,020 million at 31 December 2023 (31 December 2022: $19,763 million), $10 million (31 December 2022: $37 million) are valued internally.
(ii)

For Investment contract liabilities without DPF, it is assumed that these investment contracts are not quoted in an active market and do not have readily available published prices and that their fair values are determined using valuation techniques. It is assumed that all significant inputs used in the valuation are observable and these investment contract liabilities are classified in level 2.

(iii)

At 31 December 2023, the Group held $2,904 million (31 December 2022: $865 million) of net financial instruments at fair value within level 3. This represents 2 per cent (2022: less than one per cent) of the total fair valued financial assets, net of financial liabilities and comprises the following:

–

Equity securities and holdings in collective investment schemes of $2,863 million (31 December 2022: $823 million) are externally valued using the net asset value of the invested entities and consist primarily of property and infrastructure funds held by the participating funds. Equity securities of $1 million (31 December 2022: $1 million) are internally valued. Internal valuations are inherently more subjective than external valuations; and

–	Other sundry individual financial instruments of a net asset of $40 million(31 December 2022: $41 million).

Of the net financial instruments of $2,904 million (31 December 2022: $865 million) referred to above:

–

A net asset of $2,866 million (31 December 2022: $830 million) is held by the Group’s with-profits and unit-linked funds and therefore shareholders’ profit and equity are not immediately impacted by movements in the valuation of these financial instruments; and

–

The remaining level 3 investments comprise a net asset of $38 million (31 December 2022: $35 million) and are primarily corporate bonds valued using external prices adjusted to reflect the specific known conditions relating to these bonds (eg distressed securities). If the value of all these level 3 financial instruments decreased by 10 per cent, the change in valuation would be $(4) million (31 December 2022: $(4) million), which would reduce shareholders’ equity by this amount before tax.

Schedule of reconciliation of movements in level 3 financial instruments measured at fair value

	2023 $m
		Equity
		securities
		and holdings
		in collective
		investment	Debt
	Loans	schemes	securities	Group total
Balance at 1 Jan	3	824	38	865
Total gains in income statement note	—	25	2	27
Total gains recorded in other comprehensive income	—	6	—	6
Purchases and other additions	—	524	—	524
Sales	(3)	(4)	—	(7)
Transfers into level 3	—	1,489	—	1,489
Balance at 31 Dec	—	2,864	40	2,904

	2022 $m
		Equity
		securities
		and holdings
		in collective
		investment	Debt
	Loans	schemes	securities	Group total
Balance at 1 Jan	5	577	58	640
Total losses in income statement note	(2)	(31)	(2)	(35)
Total losses recorded in other comprehensive income	—	(6)	(3)	(9)
Purchases and other additions	—	305	—	305
Sales	—	(21)	—	(21)
Transfers (out of) level 3	—	—	(15)	(15)
Balance at 31 Dec	3	824	38	865

Note

Of the total net gain in the income statement of $27 million at 2023 (2022: net loss of $(35) million), $29 million (2022: $(12) million) relates to net unrealised gains and losses of financial instruments still held at the end of the year, which can be analysed as follows:

	2023 $m	2022 $m
Loans	—	(2)
Equity securities and holdings in collective investment schemes	27	(8)
Debt securities	2	(2)
Net unrealised gains and losses of financial instruments still held at the end of the year	29	(12)

Schedule of net unrealised gains and losses in the income statement for financial instruments still held at the end of the year

	2023 $m	2022 $m
Loans	—	(2)
Equity securities and holdings in collective investment schemes	27	(8)
Debt securities	2	(2)
Net unrealised gains and losses of financial instruments still held at the end of the year	29	(12)

Assets and liabilities at amortised cost for which fair value is disclosed
Financial instruments
Schedule of fair value of assets and liabilities

	31 Dec 2023 $m		31 Dec 2022 $m
	Carrying	Fair	Carrying	Fair
	value	value	value	value
Assets
Debt securities	—	—	67	67
Loans	148	179	140	206
Liabilities
Core structural borrowings of shareholder-financed businesses	(3,933)	(3,659)	(4,261)	(3,834)
Operational borrowings (excluding lease liabilities)	(707)	(707)	(516)	(516)
Obligations under funding, securities lending and sale and repurchase agreements	(716)	(716)	(582)	(582)
Net financial liabilities at amortised cost	(5,208)	(4,903)	(5,152)	(4,659)